Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 602,384	$ 385,966	$ 242,116
Cost of revenue	(303,934)	(181,200)	(125,238)
Gross profit	298,450	204,766	116,878
Selling, general and administrative expenses	(471,766)	(299,260)	(205,558)
Share of profits of associates	33	31	18
Operating loss	(173,283)	(94,463)	(88,662)
Net finance income/ (costs)	19,866	(17,642)	7,402
Loss before tax	(153,417)	(112,105)	(81,260)
Income tax expense	(2,158)	(170)	(199)
Loss after tax	(155,575)	(112,275)	(81,459)
Attributable to:
Equity holders of the parent	(155,575)	(112,275)	(81,414)
Non-controlling interests	$ 0	$ 0	$ (45)
Loss per share attributable to owners of the parent
Basic and diluted	$ (0.59)	$ (0.50)	$ (0.43)
Weighted-average shares outstanding
Basic and diluted	264,432,214	223,465,734	188,679,490